COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
COMMITMENTS & CONTINGENCIES [Text Block]

13. COMMITMENTS & CONTINGENCIES

[a] A portion of the Borealis Property is subject to a mining lease. The Company was required to make advanced royalty payments monthly of $10,205, adjusted annually based on the Consumer Price Index. In addition, production of precious metals from the Borealis Property are subject to the payment of a royalty under the terms of the mining lease. The Company deducts advance royalty payments from production royalties due under the mining lease, pursuant to the mining lease. The Company’s royalty holders have disputed this practice (see Note 9]. The Company is currently preparing a response to their complaint.

[b] The Company rents office space in Vancouver, BC for a 5-year term, commencing September 2008 (which has been sub-lease, refer to “Contractual obligations”), office space in Hawthorne, Nevada for a one year term, and office space in Carson City, Nevada for a three year term. The following are the remaining rental lease commitments in relation to the office leases:

June 30,
FY2013	$89,775
FY2014	67,518
FY2015	9,619
Total	$116,912

13. COMMITMENTS & CONTINGENCIES

[a] A portion of the Borealis Property is subject to a mining lease. The Company was required to make advanced royalty payments monthly of $10,205, adjusted annually based on the Consumer Price Index. In addition, production of precious metals from the Borealis Property are subject to the payment of a royalty under the terms of the mining lease. The Company deducts advance royalty payments from production royalties due under the mining lease, pursuant to the mining lease. The Company’s royalty holders have disputed this practice (see Note 10]. The Company is currently preparing a response to their complaint.

[b] The Company rents office space in Vancouver, BC for a 5-year term, commencing September 2008 (which has been sub-lease, refer to “Contractual obligations”), office space in Hawthorne, Nevada for a one year term, and office space in Carson City, Nevada for a three year term. The following are the remaining rental lease commitments in relation to the office leases:

March 31,
FY2012	$1,200
FY2013	104,275
FY2014	65,891
FY2015	9,619
Total	$180,985